Fees Summary	Aug. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,015,000
Previously Paid Amount	0.00
Total Fee Amount	740.21
Total Offset Amount	0.00
Net Fee	740.21
Narrative - Max Aggregate Offering Price	$ 5,015,000
Final Prospectus	true